UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Income Securities Trust

Ticker: JHS
Semiannual report 4/30/18

A message to shareholders

Dear shareholder,

Income-producing investments experienced divergent returns during the period, as various segments of the financial markets responded differently to the environment of accelerating global growth and the prospect of tighter monetary policy from the world's central banks.

The U.S. Federal Reserve (Fed) raised interest rates by a quarter point twice during the period, bringing its benchmark fed funds rate to a range of 1.50% to 1.75%. The Fed appears to be moving in line with economic data, as its GDP estimate for 2018 rose from 2.1% to 2.5%. It has now hiked rates six times since it began the current tightening cycle in December 2015, and indicated that more rate increases are likely in 2018. Longer-term yields were also up during the period, with 10-year U.S. Treasuries hitting 3.0% more than once during the month of April.

Recent market behavior is likely representative of the challenges income investors will face in the year ahead: Continued solid economic growth will lead to further normalizing of monetary policy, meaning higher borrowing costs and greater headwinds for interest-rate-sensitive securities.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Income Securities Trust

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	Fund's investments
30	Financial statements
34	Financial highlights
35	Notes to financial statements
42	Additional information
42	Shareholder meeting
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to generate a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/18 (%)

The Bloomberg Barclays U.S. Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

The performance data contained within this material represents past performance, which does not guarantee future results.

Investment returns and principal value will fluctuate and a shareholder may sustain losses. Further, the fund's performance at net asset value (NAV) is different from the fund's performance at closing market price because the closing market price is subject to the dynamics of secondary market trading. Market risk may be augmented when shares are purchased at a premium to NAV or sold at a discount to NAV. Current month-end performance may be higher or lower than the performance cited. The fund's most recent performance can be found at jhinvestment.com or by calling 800-852-0218.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Weak performance for bonds

Strong economic growth and emerging concerns about inflation led to a sharp increase in U.S. Treasury yields, pressuring returns across the fixed-income market.

The fund trailed a comparative index

The fund finished the period in negative territory and underperformed a comparative index, the Bloomberg Barclays U.S. Government/Credit Bond Index.

The fund's use of leverage—which amplifies the effect of falling bond prices—detracted from results

The adverse effect of leverage was somewhat offset by asset allocation and yield curve positioning.

PORTFOLIO COMPOSITION AS OF 4/30/18 (%)

A note about risks

As is the case with all exchange-listed closed-end funds, shares of this fund may trade at a discount or a premium to the fund's net asset value (NAV). An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial return of capital. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund securities may negatively impact performance. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. An issuer of securities held by the fund may default, have its credit rating downgraded, or otherwise perform poorly, which may affect fund performance. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. The fund's use of leverage creates additional risks, including greater volatility of the fund's NAV, market price, and returns. There is no assurance that the fund's leverage strategy will be successful. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

How would you describe the investment environment during the six months ended April 30, 2018?

The period proved to be a challenging time for the bond market, with negative returns for most of the major fixed-income categories. The backdrop of robust economic growth and tighter interest-rate policy by the U.S. Federal Reserve (Fed) was a headwind for the market, as were mounting concerns about the possibility of rising inflation. U.S. Treasury yields rose across the curve, with the two-year note surging from 1.60% to 2.49% and the 10-year climbing from 2.38% to 2.95%. The yield curve flattened, as shorter-term issues—which are more sensitive to Fed policy—lagged longer-term bonds.

The upward move in U.S. Treasury yields weighed on returns across the bond market. Investment-grade corporate issues, which entered the period with tight yield spreads versus government bonds, experienced the worst performance, while mortgage- and asset-backed securities generated somewhat stronger returns. High-yield bonds (generally those rated BB and below) generated better performance relative to other fixed-income sectors. In addition to having a lower sensitivity to interest-rate movements, high yield benefited from the combination of faster growth and rising corporate earnings.

What factors helped and hurt the fund's results?

The fund lagged the 2.02% loss for a comparative index, the Bloomberg Barclays U.S. Government/Credit Bond Index.

The fund's use of leverage was the primary factor in its shortfall over the period. Leverage is the use of borrowed funds to increase a portfolio's market exposure, which allows it to hold a larger invested position than it would without the use of leverage. At the close of the period, the fund had $268 million in assets under management, with $91 million outstanding under a liability agreement. Since leverage increases the size of a portfolio's invested asset base, it can lead to a larger contribution from income and also add to returns in a rising market. However, it can also exacerbate the impact of falling prices. This proved to be the case in the past six months given the poor performance for the broader market. The added market exposure from leverage therefore

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       4

"The fund's use of leverage was the primary factor in its shortfall over the six-month period."
detracted from results and outweighed the contributions from other aspects of the fund's strategy. Additionally, the cost of leverage increased due to rising interest rates.

Asset allocation was a modest contributor. The fund was helped by having an allocation to high-yield bonds, which allowed it to capitalize on the category's outperformance versus investment-grade debt. The fund was further aided by having overweight positions in commercial mortgage-backed securities, asset-backed securities, and agency mortgage-backed securities due to the modest performance advantage for these three areas. The decision to maintain an underweight in U.S. Treasuries, which lagged the broader market, also helped.

The fund's yield curve positioning isn't typically a key driver of performance, but it added value during the past six months. We held an underweight in the short end of the yield curve and an

QUALITY COMPOSITION AS OF 4/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       5

"... we think the fund is positioned to capitalize on the higher yields and positive fundamentals of the credit sectors, but with an element of defensiveness to guard against the possibility of increased volatility as we move through the year."
overweight in the 5- to 10-year segment, which added value given the flattening of the curve. With that said, we took the opportunity to shorten up the fund's exposure as the period progressed. In the corporate space, for instance, we rolled out of certain positions in 10- and 30-year issues and rotated the proceeds to two- and three-year debt. The impetus for this move wasn't necessarily a top-down view, but rather our belief that longer-term bonds weren't offering enough additional yield to offset the greater degree of interest-rate risk.

Individual security selection had a mixed effect on results. The fund lost some ground from its position in convertible preferred securities issued by power company Dominion Energy, Inc. since utility stocks were hit hard by the jump in bond yields. Wells Fargo & Company (banking) and Digicel, Ltd. (telecommunications) were additional detractors of note. On the positive side, the fund generated a strong contribution from a position in the subordinated debt of the insurer Liberty Mutual Group, Inc.

How would you summarize your portfolio activity?

The fund's positioning reflects our view that the combination of improving economic growth, a measured pace of Fed tightening, and investors' demand for yield is supportive for the credit sectors, but less favorable for the more interest-rate-sensitive areas of the market. Nevertheless, we adopted a more defensive posture due to the low yield spreads in the corporate and high-yield categories. Spreads can remain low for an extended interval, as we witnessed in the middle part of the last decade, but narrow spreads also create higher risk at the individual-security level if a company misses earnings expectations or experiences unfavorable headlines. In short, we felt that

COUNTRY COMPOSITION AS OF 4/30/18 (%)

United States	85.0
United Kingdom	2.8
Netherlands	2.1
Canada	2.0
France	1.8
Other countries	6.3
TOTAL	100.0
As a percentage of total investments.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       6

yields weren't adequately compensating investors for the associated risks. We therefore remained on the lookout for opportunities to move up in credit quality when possible.

Additionally, we increased the fund's position in agency mortgage-backed securities (MBS)—where we identified increasingly attractive values—from 13.5% to 19.0%. Agency MBS offer investors the ability to earn higher yields than corporates while simultaneously moving up in credit quality.

In combination, these moves enabled us to reduce the overall risk in the portfolio without having to give up yield, a shift we believe is appropriate for the current environment.

What is your broad view on the investment picture?

The past six months brought less favorable conditions than we had witnessed over most of the previous two years. Still, we would note that the credit sectors—although posting negative returns—held up relatively well through the emergence of volatility in the stock market during the latter half of the period. We believe this indicates that the credit sectors still have room for outperformance. However, the Fed has now been raising interest rates for more than two years, indicating that higher-risk market segments could begin to experience greater challenges. With this as the backdrop, we think the fund is positioned to capitalize on the higher yields and positive fundamentals of the credit sectors, but with an element of defensiveness to guard against the possibility of increased volatility as we move through the year.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2002 Investing since 1993
Howard C. Greene, CFA On the fund since 2002 Investing since 1979

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       7

Fund’s investments
AS OF 4-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 34.8% (22.7% of Total investments)				$59,489,300
(Cost $59,755,822)
U.S. Government Agency 29.1%				49,804,440
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	666,318	648,693
30 Yr Pass Thru	3.500	07-01-46	2,675,543	2,670,493
30 Yr Pass Thru	3.500	10-01-46	805,198	802,294
30 Yr Pass Thru	3.500	12-01-46	494,336	493,249
30 Yr Pass Thru	3.500	02-01-47	2,541,439	2,535,054
30 Yr Pass Thru	4.000	04-01-46	2,407,448	2,456,876
30 Yr Pass Thru	4.000	05-01-47	2,433,617	2,488,146
30 Yr Pass Thru	4.000	06-01-47	2,751,336	2,821,582
30 Yr Pass Thru (A)	4.000	03-01-48	1,996,977	2,046,402
30 Yr Pass Thru	4.500	09-01-41	1,266,285	1,331,361
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,294,377	2,233,688
30 Yr Pass Thru	3.000	07-01-43	714,941	694,913
30 Yr Pass Thru	3.500	12-01-42	3,374,961	3,379,796
30 Yr Pass Thru	3.500	01-01-43	2,622,950	2,626,708
30 Yr Pass Thru	3.500	04-01-45	1,265,963	1,263,623
30 Yr Pass Thru	3.500	11-01-46	2,593,938	2,587,522
30 Yr Pass Thru	3.500	07-01-47	2,916,380	2,907,344
30 Yr Pass Thru	3.500	07-01-47	2,164,144	2,160,144
30 Yr Pass Thru	3.500	11-01-47	1,097,865	1,094,292
30 Yr Pass Thru	4.000	10-01-40	265,889	273,259
30 Yr Pass Thru	4.000	09-01-41	1,635,389	1,679,187
30 Yr Pass Thru	4.000	09-01-41	433,244	445,591
30 Yr Pass Thru	4.000	09-01-41	874,253	897,666
30 Yr Pass Thru	4.000	10-01-41	1,330,546	1,366,388
30 Yr Pass Thru	4.000	06-01-46	2,588,947	2,648,170
30 Yr Pass Thru	4.000	06-01-47	2,341,481	2,394,091
30 Yr Pass Thru	4.500	07-01-41	2,319,539	2,439,196
30 Yr Pass Thru	5.000	04-01-41	295,836	319,787
30 Yr Pass Thru	5.500	08-01-40	90,697	98,925
U.S. Government 5.7%				9,684,860
U.S. Treasury
Bond (B)(C)	2.750	11-15-47	1,694,000	1,574,427

Note (B)(C)	2.750	02-15-28	8,250,000	8,110,433
Foreign government obligations 1.2% (0.8% of Total investments)				$2,065,623
(Cost $2,013,382)
Argentina 0.8%				1,307,207
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	390,000	395,850
Republic of Argentina
Bond (B)(C)	5.875	01-11-28	449,000	411,284
8	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Argentina (continued)
Bond (B)(C)	6.875	01-26-27	155,000	$154,225
Bond	8.280	12-31-33	322,469	345,848
Egypt 0.2%				276,091
Arab Republic of Egypt Bond (D)	5.577	02-21-23	275,000	276,091
Qatar 0.1%				242,795
Government of Qatar Bond (B)(C)(D)	5.103	04-23-48	245,000	242,795
Saudi Arabia 0.1%				239,530
Kingdom of Saudi Arabia Bond (D)	5.000	04-17-49	250,000	239,530
Corporate bonds 85.2% (55.5% of Total investments)				$145,675,179
(Cost $147,612,084)
Consumer discretionary 11.9%				20,357,653
Auto components 0.2%
Lear Corp. (C)	5.250	01-15-25	254,000	267,416
Automobiles 2.0%
Daimler Finance North America LLC (D)	3.100	05-04-20	457,000	456,666
Ford Motor Company	4.750	01-15-43	145,000	129,324
Ford Motor Credit Company LLC (C)	5.875	08-02-21	928,000	987,686
General Motors Company (B)(C)	4.875	10-02-23	507,000	522,342
General Motors Financial Company, Inc. (C)	3.550	04-09-21	295,000	294,551
General Motors Financial Company, Inc.	4.000	01-15-25	479,000	466,620
General Motors Financial Company, Inc.	4.300	07-13-25	444,000	436,418
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	74,000	75,295
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25	170,000	182,750
Hotels, restaurants and leisure 0.7%
CCM Merger, Inc. (D)	6.000	03-15-22	195,000	198,413
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	137,150
GLP Capital LP	5.375	04-15-26	255,000	256,913
Hilton Domestic Operating Company, Inc. (D)	5.125	05-01-26	140,000	140,000
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	130,000	137,488
International Game Technology PLC (D)	6.500	02-15-25	225,000	239,906
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	124,000	129,115
Waterford Gaming LLC (D)(E)(F)	8.625	09-15-14	99,739	0
Household durables 0.2%
Beazer Homes USA, Inc. (B)(C)	8.750	03-15-22	370,000	399,600
Internet and direct marketing retail 2.5%
Amazon.com, Inc. (C)(D)	3.150	08-22-27	660,000	631,835
Amazon.com, Inc. (C)(D)	4.050	08-22-47	653,000	644,495
Booking Holdings, Inc. (C)	2.750	03-15-23	280,000	267,199
Expedia Group, Inc.	3.800	02-15-28	582,000	530,254
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail (continued)
Expedia Group, Inc.	5.000	02-15-26	705,000	$716,192
Netflix, Inc. (D)	4.875	04-15-28	280,000	264,600
Netflix, Inc. (D)	5.875	11-15-28	400,000	399,000
QVC, Inc.	4.375	03-15-23	325,000	323,652
QVC, Inc.	5.125	07-02-22	240,000	247,045
QVC, Inc.	5.450	08-15-34	315,000	296,565
Leisure products 0.1%
Vista Outdoor, Inc. (B)(C)	5.875	10-01-23	255,000	237,788
Media 5.4%
21st Century Fox America, Inc. (C)	7.750	01-20-24	1,020,000	1,189,826
Altice Financing SA (B)(C)(D)	6.625	02-15-23	375,000	375,000
AMC Entertainment Holdings, Inc. (B)(C)	6.125	05-15-27	225,000	217,688
Cablevision Systems Corp. (B)(C)	5.875	09-15-22	210,000	206,850
CBS Corp. (C)	3.375	03-01-22	132,000	130,751
CBS Corp. (C)	3.700	08-15-24	205,000	200,861
Cengage Learning, Inc. (D)	9.500	06-15-24	265,000	206,700
Cequel Communications Holdings I LLC (D)	7.500	04-01-28	205,000	207,819
Charter Communications Operating LLC	4.200	03-15-28	580,000	545,958
Charter Communications Operating LLC	5.750	04-01-48	485,000	481,770
Charter Communications Operating LLC	6.484	10-23-45	606,000	652,749
Clear Channel Worldwide Holdings, Inc. (B)(C)	6.500	11-15-22	289,000	295,864
McGraw-Hill Global Education Holdings LLC (B)(C)(D)	7.875	05-15-24	195,000	181,350
MDC Partners, Inc. (B)(C)(D)	6.500	05-01-24	270,000	265,613
Meredith Corp. (B)(C)(D)	6.875	02-01-26	329,000	333,113
Midcontinent Communications (D)	6.875	08-15-23	140,000	147,000
Myriad International Holdings BV (D)	5.500	07-21-25	400,000	421,552
National CineMedia LLC	6.000	04-15-22	109,000	110,635
Sinclair Television Group, Inc. (B)(C)(D)	5.625	08-01-24	335,000	331,650
Sirius XM Radio, Inc. (D)	5.000	08-01-27	503,000	479,422
Sirius XM Radio, Inc. (D)	5.375	07-15-26	260,000	254,826
Time Warner Cable LLC (C)	8.250	04-01-19	375,000	392,781
Time Warner, Inc. (C)	3.800	02-15-27	275,000	265,825
Viacom, Inc. (C)	4.375	03-15-43	222,000	196,266
Viacom, Inc. (C)	5.850	09-01-43	508,000	542,900
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	260,000	263,640
WMG Acquisition Corp. (D)	4.875	11-01-24	165,000	161,700
WMG Acquisition Corp. (B)(C)(D)	5.500	04-15-26	66,000	66,330
Multiline retail 0.5%
Dollar Tree, Inc. (C)	4.200	05-15-28	641,000	629,819
Macy's Retail Holdings, Inc. (B)(C)	3.625	06-01-24	207,000	198,174
Specialty retail 0.2%
L Brands, Inc. (C)	6.625	04-01-21	245,000	260,313
10	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
L Brands, Inc.	6.875	11-01-35	134,000	$126,630
Consumer staples 3.2%				5,543,617
Beverages 1.3%
Anheuser-Busch InBev Finance, Inc. (C)	4.900	02-01-46	785,000	808,153
Anheuser-Busch InBev Worldwide, Inc. (C)	4.600	04-15-48	285,000	281,060
Coca-Cola European Partners PLC (C)	4.500	09-01-21	1,000,000	1,031,355
Molson Coors Brewing Company (C)	3.000	07-15-26	178,000	162,951
Food and staples retailing 0.9%
CVS Health Corp. (C)	3.350	03-09-21	699,000	700,342
CVS Health Corp. (C)	5.050	03-25-48	653,000	665,596
Simmons Foods, Inc. (D)	5.750	11-01-24	120,000	102,199
Food products 0.5%
Bunge, Ltd. Finance Corp. (C)	8.500	06-15-19	389,000	411,338
Kraft Heinz Foods Company (D)	4.875	02-15-25	221,000	229,895
Kraft Heinz Foods Company (C)	5.200	07-15-45	165,000	163,316
Post Holdings, Inc. (B)(C)(D)	5.625	01-15-28	64,000	61,120
Household products 0.1%
Kronos Acquisition Holdings, Inc. (D)	9.000	08-15-23	214,000	204,370
Personal products 0.3%
Natura Cosmeticos SA (B)(C)(D)	5.375	02-01-23	355,000	353,225
Revlon Consumer Products Corp. (B)(C)	6.250	08-01-24	383,000	229,800
Tobacco 0.1%
Vector Group, Ltd. (D)	6.125	02-01-25	140,000	138,897
Energy 10.7%				18,288,506
Energy equipment and services 0.4%
Antero Midstream Partners LP	5.375	09-15-24	275,000	273,625
CSI Compressco LP	7.250	08-15-22	288,000	272,160
CSI Compressco LP (D)	7.500	04-01-25	132,000	132,660
USA Compression Partners LP (D)	6.875	04-01-26	45,000	45,900
Oil, gas and consumable fuels 10.3%
Andeavor Logistics LP	4.250	12-01-27	164,000	159,347
Andeavor Logistics LP	5.250	01-15-25	140,000	143,850
Andeavor Logistics LP (C)	6.375	05-01-24	265,000	282,225
Antero Resources Corp. (C)	5.125	12-01-22	307,000	308,535
Boardwalk Pipelines LP (C)	4.450	07-15-27	196,000	190,992
Cenovus Energy, Inc.	4.450	09-15-42	370,000	323,682
Cheniere Corpus Christi Holdings LLC (B)(C)	5.125	06-30-27	203,000	197,925
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	160,000	164,954
Cimarex Energy Company	4.375	06-01-24	235,000	239,330
Colorado Interstate Gas Company LLC (C)(D)	4.150	08-15-26	233,000	225,231
Columbia Pipeline Group, Inc. (C)	4.500	06-01-25	540,000	544,182
Continental Resources, Inc. (C)	5.000	09-15-22	551,000	559,265
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	370,000	$351,500
DCP Midstream Operating LP (C)(D)	9.750	03-15-19	405,000	426,344
Enbridge Energy Partners LP (C)	4.375	10-15-20	395,000	402,766
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (C)(G)	6.105	10-01-77	265,000	262,350
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (B)(C)	5.500	07-15-77	340,000	316,200
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	260,000	253,021
Energy Transfer Equity LP	5.875	01-15-24	199,000	203,229
Energy Transfer Partners LP (B)(C)	4.200	04-15-27	130,000	123,928
Energy Transfer Partners LP	5.000	10-01-22	95,000	98,074
Energy Transfer Partners LP (C)	5.150	03-15-45	345,000	313,053
Energy Transfer Partners LP	5.875	03-01-22	90,000	95,435
Energy Transfer Partners LP (C)	9.700	03-15-19	425,000	449,132
EnLink Midstream Partners LP (B)(C)	4.850	07-15-26	320,000	319,610
EnLink Midstream Partners LP (6.000% to 12-15-22, then 3 month LIBOR + 4.110%) (B)(C)(H)	6.000	12-15-22	215,000	201,563
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (C)	5.250	08-16-77	516,000	497,419
Enterprise Products Operating LLC (3 month LIBOR + 3.708%) (C)(G)	5.481	08-01-66	440,000	441,742
Gulfport Energy Corp. (B)(C)	6.000	10-15-24	262,000	248,900
Hess Corp. (B)(C)	5.800	04-01-47	195,000	201,446
Kinder Morgan Energy Partners LP (B)(C)	3.500	03-01-21	500,000	498,894
Kinder Morgan Energy Partners LP (C)	7.750	03-15-32	195,000	240,931
MPLX LP (B)(C)	4.000	03-15-28	313,000	300,798
Murphy Oil Corp.	5.750	08-15-25	164,000	163,590
Newfield Exploration Company (B)(C)	5.625	07-01-24	139,000	147,340
Newfield Exploration Company (B)(C)	5.750	01-30-22	160,000	168,000
NuStar Logistics LP (B)(C)	5.625	04-28-27	77,000	72,934
ONEOK Partners LP (C)	5.000	09-15-23	162,000	168,928
Petrobras Global Finance BV (B)(C)	5.625	05-20-43	536,000	447,480
Petrobras Global Finance BV	7.375	01-17-27	545,000	584,513
Petro-Canada (C)	9.250	10-15-21	1,000,000	1,185,187
Petroleos Mexicanos (B)(C)	4.875	01-24-22	325,000	330,281
Petroleos Mexicanos	5.375	03-13-22	85,000	87,924
Sabine Pass Liquefaction LLC (C)	4.200	03-15-28	261,000	253,324
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27	245,000	252,068
Sabine Pass Liquefaction LLC	5.750	05-15-24	425,000	456,101
Sabine Pass Liquefaction LLC (B)(C)	5.875	06-30-26	147,000	159,500
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26	460,000	432,119
Sunoco Logistics Partners Operations LP (C)	4.400	04-01-21	377,000	383,804
Sunoco Logistics Partners Operations LP (C)	5.400	10-01-47	240,000	225,970
12	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Tapstone Energy LLC (B)(C)(D)	9.750	06-01-22	105,000	$90,531
Targa Resources Partners LP (D)	5.875	04-15-26	220,000	218,900
Teekay Offshore Partners LP	6.000	07-30-19	460,000	460,000
The Williams Companies, Inc. (B)(C)	4.550	06-24-24	525,000	523,031
The Williams Companies, Inc. (B)(C)	5.750	06-24-44	315,000	328,388
Williams Partners LP (C)	3.750	06-15-27	355,000	333,605
WPX Energy, Inc. (B)(C)	5.250	09-15-24	100,000	100,750
YPF SA (B)(C)(D)	8.500	07-28-25	370,000	404,040
Financials 24.6%				41,975,936
Banks 12.6%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(H)	6.750	06-15-26	200,000	213,250
Banco Santander SA (C)	4.379	04-12-28	200,000	197,475
Bank of America Corp. (C)	3.950	04-21-25	425,000	415,976
Bank of America Corp. (C)	4.200	08-26-24	170,000	170,239
Bank of America Corp. (B)(C)	4.250	10-22-26	159,000	156,702
Bank of America Corp. (C)	4.450	03-03-26	580,000	580,674
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (H)	6.300	03-10-26	610,000	645,807
Barclays Bank PLC (C)	2.650	01-11-21	720,000	707,929
Barclays Bank PLC (C)(D)	10.179	06-12-21	475,000	555,586
Barclays PLC (C)	4.375	01-12-26	340,000	335,608
BPCE SA (B)(C)(D)	4.500	03-15-25	475,000	471,658
BPCE SA (B)(C)(D)	5.700	10-22-23	1,145,000	1,217,206
Canadian Imperial Bank of Commerce (C)	2.700	02-02-21	770,000	758,688
Citigroup, Inc. (B)(C)	4.600	03-09-26	586,000	590,884
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (B)(C)(H)	5.875	03-27-20	373,000	383,258
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (H)	6.250	08-15-26	525,000	545,344
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (C)(D)(H)	11.000	06-30-19	1,000,000	1,080,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)(H)	7.875	01-23-24	600,000	651,011
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (C)(D)	8.125	09-19-33	250,000	254,231
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)(C)(H)	5.100	06-30-23	420,000	413,175
Freedom Mortgage Corp. (D)	8.125	11-15-24	259,000	259,000
Freedom Mortgage Corp. (B)(C)(D)	8.250	04-15-25	105,000	105,000
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (C)(H)	6.375	09-17-24	200,000	204,700
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(C)(H)	6.875	06-01-21	340,000	360,400
ING Bank NV (C)(D)	5.800	09-25-23	1,000,000	1,074,652
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (B)(C)	3.200	06-15-26	410,000	$387,755
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (B)(C)(H)	5.300	05-01-20	392,000	403,760
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(H)	6.750	02-01-24	805,000	874,431
Lloyds Banking Group PLC (C)	4.650	03-24-26	880,000	873,734
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (H)	7.500	06-27-24	385,000	415,415
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (C)(H)	5.125	11-01-26	345,000	343,482
Popular, Inc.	7.000	07-01-19	260,000	264,550
Santander Holdings USA, Inc. (C)	2.700	05-24-19	50,000	49,786
Santander Holdings USA, Inc. (C)	3.400	01-18-23	270,000	261,528
Santander Holdings USA, Inc. (C)	3.700	03-28-22	469,000	464,764
Santander UK Group Holdings PLC (D)	4.750	09-15-25	365,000	364,414
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(C)(D)(H)	7.375	09-13-21	340,000	360,400
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (B)(C)(D)(H)	8.000	09-29-25	420,000	465,150
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (C)(H)	8.250	11-29-18	385,000	395,106
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(C)(H)	4.850	06-01-23	335,000	332,990
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (B)(C)(H)	6.750	08-01-21	545,000	587,919
The Royal Bank of Scotland Group PLC	3.875	09-12-23	480,000	471,773
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (B)(C)(H)	8.000	08-10-25	200,000	218,750
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (H)	8.625	08-15-21	200,000	219,000
Wells Fargo & Company, Series K (3 month LIBOR + 3.770%) (G)(H)	5.895	06-15-18	370,000	374,163
Wells Fargo & Company, Series U (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)(H)	5.875	06-15-25	975,000	1,009,125
Capital markets 3.6%
Ares Capital Corp. (C)	3.625	01-19-22	290,000	283,673
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(H)	7.500	12-11-23	295,000	319,712
FS Investment Corp. (C)	4.000	07-15-19	435,000	433,891
FS Investment Corp. (C)	4.250	01-15-20	290,000	289,341
Jefferies Group LLC (C)	4.150	01-23-30	365,000	334,403
Jefferies Group LLC (C)	4.850	01-15-27	422,000	420,826
Jefferies Group LLC (B)(C)	8.500	07-15-19	235,000	249,387
Macquarie Bank, Ltd. (C)(D)	4.875	06-10-25	520,000	522,378
14	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (C)	3.875	01-27-26	400,000	$393,860
Morgan Stanley (C)	5.500	01-26-20	450,000	468,171
Morgan Stanley (C)	7.300	05-13-19	895,000	935,474
Stifel Financial Corp. (B)(C)	4.250	07-18-24	325,000	321,920
The Goldman Sachs Group, Inc. (C)	3.850	01-26-27	685,000	662,575
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)(D)	2.859	08-15-23	550,000	526,944
Consumer finance 3.3%
Ally Financial, Inc. (C)	3.250	11-05-18	325,000	325,000
Ally Financial, Inc. (B)(C)	5.125	09-30-24	645,000	661,125
Capital One Financial Corp. (B)(C)	2.400	10-30-20	232,000	226,716
Capital One Financial Corp.	3.450	04-30-21	465,000	464,036
Capital One Financial Corp. (C)	3.500	06-15-23	1,100,000	1,076,751
Capital One Financial Corp. (C)	3.750	07-28-26	570,000	533,003
Capital One Financial Corp. (B)(C)	4.200	10-29-25	397,000	388,228
Credit Acceptance Corp.	6.125	02-15-21	395,000	397,469
Credito Real SAB de CV (D)	7.250	07-20-23	200,000	205,760
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(H)	9.125	11-29-22	225,000	228,656
Discover Financial Services	3.950	11-06-24	458,000	448,758
Discover Financial Services	4.100	02-09-27	124,000	120,095
Discover Financial Services	5.200	04-27-22	85,000	88,605
Enova International, Inc. (D)	8.500	09-01-24	58,000	61,625
Enova International, Inc.	9.750	06-01-21	230,000	243,800
Springleaf Finance Corp.	6.875	03-15-25	105,000	106,050
Diversified financial services 1.0%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	205,000	183,988
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	110,775	112,825
Exela Intermediate LLC (D)	10.000	07-15-23	135,000	135,169
Leucadia National Corp. (B)(C)	5.500	10-18-23	655,000	681,390
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	147,000	150,491
Trident Merger Sub, Inc. (B)(C)(D)	6.625	11-01-25	85,000	83,300
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	419,000	426,961
Insurance 3.1%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	444,983
AXA SA (C)	8.600	12-15-30	175,000	236,688
Brighthouse Financial, Inc.	3.700	06-22-27	595,000	537,457
CNO Financial Group, Inc.	5.250	05-30-25	293,000	295,198
Liberty Mutual Group, Inc. (B)(C)(D)	7.800	03-07-87	705,000	853,050
MetLife, Inc. (B)(C)	6.400	12-15-66	355,000	386,950
MetLife, Inc. (C)(D)	9.250	04-08-68	315,000	428,400
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)(D)	5.100	10-16-44	365,000	$378,688
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)(C)	5.875	09-15-42	677,000	720,159
Teachers Insurance & Annuity Association of America (C)(D)	4.270	05-15-47	430,000	415,943
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%) (C)	8.125	06-15-68	540,000	541,350
Thrifts and mortgage finance 1.0%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	95,000	95,000
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	148,000	140,970
MGIC Investment Corp.	5.750	08-15-23	99,000	101,228
Nationstar Mortgage LLC	7.875	10-01-20	240,000	243,900
Quicken Loans, Inc. (D)	5.250	01-15-28	235,000	214,438
Quicken Loans, Inc. (D)	5.750	05-01-25	550,000	539,000
Radian Group, Inc.	4.500	10-01-24	144,000	137,520
Radian Group, Inc.	5.250	06-15-20	99,000	100,980
Stearns Holdings LLC (D)	9.375	08-15-20	164,000	165,230
Health care 3.8%				6,546,296
Biotechnology 0.6%
AbbVie, Inc. (C)	3.600	05-14-25	404,000	391,955
Celgene Corp. (C)	2.875	08-15-20	252,000	250,218
Shire Acquisitions Investments Ireland DAC (C)	3.200	09-23-26	473,000	431,986
Health care equipment and supplies 0.1%
Zimmer Biomet Holdings, Inc. (C)	3.550	04-01-25	222,000	213,655
Health care providers and services 2.2%
Community Health Systems, Inc. (B)(C)	8.000	11-15-19	55,000	50,050
DaVita, Inc.	5.000	05-01-25	405,000	383,819
Express Scripts Holding Company (C)	4.750	11-15-21	1,000,000	1,033,999
HCA, Inc.	5.250	04-15-25	375,000	379,688
HCA, Inc.	5.250	06-15-26	320,000	321,600
HCA, Inc.	7.500	02-15-22	300,000	330,000
MEDNAX, Inc. (D)	5.250	12-01-23	290,000	287,825
Select Medical Corp.	6.375	06-01-21	360,000	365,400
Team Health Holdings, Inc. (B)(C)(D)	6.375	02-01-25	65,000	56,550
Universal Health Services, Inc. (B)(C)(D)	4.750	08-01-22	240,000	242,400
Universal Health Services, Inc. (D)	5.000	06-01-26	309,000	302,048
Life sciences tools and services 0.2%
IQVIA, Inc. (B)(C)(D)	4.875	05-15-23	260,000	263,250
Pharmaceuticals 0.7%
Allergan Funding SCS (B)(C)	3.800	03-15-25	375,000	359,454
Mylan NV (C)	3.950	06-15-26	329,000	312,272
16	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (B)(C)(D)	6.750	03-01-28	235,000	$231,888
Valeant Pharmaceuticals International, Inc. (B)(C)(D)	6.125	04-15-25	375,000	338,239
Industrials 9.8%				16,848,361
Aerospace and defense 0.7%
Arconic, Inc. (B)(C)	5.125	10-01-24	324,000	327,742
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	191,000	200,183
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	215,000	221,719
Lockheed Martin Corp. (C)	4.700	05-15-46	237,000	251,513
Textron, Inc. (C)	7.250	10-01-19	240,000	253,267
Air freight and logistics 0.2%
XPO Logistics, Inc. (B)(C)(D)	6.500	06-15-22	279,000	288,068
Airlines 4.9%
Air Canada 2013-1 Class A Pass Through Trust (C)(D)	4.125	11-15-26	182,075	183,362
Air Canada 2013-1 Class C Pass Through Trust (D)	6.625	05-15-18	310,000	310,000
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	195,000	187,298
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	80,473
American Airlines 2001-1 Class A-1 Pass Through Trust	6.977	11-23-22	121,294	125,691
American Airlines 2013-2 Class A Pass Through Trust (C)	4.950	07-15-24	321,028	331,205
American Airlines 2015-1 Class A Pass Through Trust (C)	3.375	11-01-28	289,078	278,150
American Airlines 2015-1 Class B Pass Through Trust (C)	3.700	11-01-24	481,183	471,222
American Airlines 2016-1 Class A Pass Through Trust (C)	4.100	07-15-29	381,448	386,045
American Airlines 2017-1 Class A Pass Through Trust (B)(C)	4.000	08-15-30	187,395	186,038
American Airlines 2017-1 Class AA Pass Through Trust (C)	3.650	08-15-30	288,300	281,554
American Airlines 2017-2 Class A Pass Through Trust (C)	3.600	04-15-31	168,000	162,952
Azul Investments LLP (D)	5.875	10-26-24	95,000	91,200
British Airways 2013-1 Class A Pass Through Trust (C)(D)	4.625	06-20-24	510,754	526,025
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	102,501	104,890
British Airways 2018-1 Class AA Pass Through Trust (D)	3.800	03-20-33	99,000	98,381
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	50,781	51,289
Continental Airlines 2007-1 Class A Pass Through Trust (C)	5.983	10-19-23	396,265	421,864
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	118,377	122,378
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (C)	6.718	07-02-24	489,397	$527,179
Delta Air Lines 2010-1 Class A Pass Through Trust (C)	6.200	01-02-20	78,775	79,562
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	152,818	155,584
Delta Air Lines, Inc.	3.625	03-15-22	476,000	471,587
Delta Air Lines, Inc.	4.375	04-19-28	355,000	344,851
Northwest Airlines 2007-1 Class A Pass Through Trust (C)	7.027	05-01-21	288,685	303,177
United Airlines 2014-2 Class A Pass Through Trust (C)	3.750	03-03-28	415,787	412,461
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	386,227	388,467
United Airlines 2016-1 Class A Pass Through Trust (C)	3.450	01-07-30	296,954	288,400
United Airlines 2016-1 Class B Pass Through Trust (C)	3.650	01-07-26	462,000	446,618
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	290,486	313,638
US Airways 2012-1 Class A Pass Through Trust (C)	5.900	04-01-26	228,140	247,452
Building products 0.4%
Masco Corp. (B)(C)	4.375	04-01-26	255,000	256,594
Masco Corp.	4.450	04-01-25	275,000	277,915
Owens Corning	4.200	12-15-22	155,000	157,627
Commercial services and supplies 0.3%
LSC Communications, Inc. (D)	8.750	10-15-23	290,000	297,975
Prime Security Services Borrower LLC (D)	9.250	05-15-23	207,000	222,266
Tervita Escrow Corp. (D)	7.625	12-01-21	60,000	61,200
Construction and engineering 0.3%
AECOM	5.125	03-15-27	415,000	398,794
Tutor Perini Corp. (B)(C)(D)	6.875	05-01-25	88,000	90,174
Electrical equipment 0.1%
EnerSys (D)	5.000	04-30-23	95,000	95,475
Professional services 0.6%
Equifax, Inc. (C)	7.000	07-01-37	80,000	97,155
IHS Markit, Ltd. (D)	4.000	03-01-26	130,000	124,518
IHS Markit, Ltd. (D)	4.750	02-15-25	128,000	128,653
IHS Markit, Ltd. (D)	5.000	11-01-22	152,000	157,320
Verisk Analytics, Inc. (C)	4.000	06-15-25	544,000	539,877
Trading companies and distributors 2.3%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR + 4.300%) (D)	6.500	06-15-45	350,000	371,000
AerCap Ireland Capital DAC (C)	4.625	10-30-20	435,000	446,172
AerCap Ireland Capital DAC	5.000	10-01-21	373,000	387,354
Ahern Rentals, Inc. (D)	7.375	05-15-23	395,000	381,175
Aircastle, Ltd.	5.000	04-01-23	620,000	637,050
Aircastle, Ltd. (B)(C)	5.500	02-15-22	215,000	224,675
18	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Aircastle, Ltd. (C)	6.250	12-01-19	195,000	$202,556
Aircastle, Ltd. (C)	7.625	04-15-20	160,000	171,200
Ashtead Capital, Inc. (D)	4.375	08-15-27	260,000	245,375
H&E Equipment Services, Inc.	5.625	09-01-25	131,000	131,655
International Lease Finance Corp.	5.875	04-01-19	240,000	246,491
United Rentals North America, Inc.	4.875	01-15-28	328,000	310,780
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	260,000	265,850
Information technology 4.9%				8,356,323
Communications equipment 0.5%
Motorola Solutions, Inc. (C)	4.600	02-23-28	252,000	249,700
Telefonaktiebolaget LM Ericsson (B)(C)	4.125	05-15-22	545,000	539,510
Electronic equipment, instruments and components 0.4%
Tech Data Corp. (B)(C)	4.950	02-15-27	601,000	586,662
Internet software and services 0.2%
VeriSign, Inc.	4.750	07-15-27	145,000	139,019
VeriSign, Inc.	5.250	04-01-25	270,000	276,245
IT services 0.1%
Sixsigma Networks Mexico SA de CV (D)	8.250	11-07-21	200,000	207,500
Semiconductors and semiconductor equipment 0.8%
Advanced Micro Devices, Inc.	7.000	07-01-24	170,000	179,353
Broadcom Corp. (C)	3.875	01-15-27	594,000	566,549
NXP BV (D)	4.625	06-01-23	645,000	649,322
Software 2.0%
Activision Blizzard, Inc. (C)	3.400	09-15-26	271,000	258,484
Activision Blizzard, Inc. (C)(D)	6.125	09-15-23	310,000	322,718
Autodesk, Inc. (C)	3.500	06-15-27	367,000	345,513
CA, Inc. (C)	3.600	08-15-22	355,000	354,836
Citrix Systems, Inc.	4.500	12-01-27	429,000	415,810
Electronic Arts, Inc. (C)	4.800	03-01-26	558,000	586,945
j2 Cloud Services LLC (D)	6.000	07-15-25	119,000	122,719
Microsoft Corp. (C)	4.450	11-03-45	340,000	362,432
Open Text Corp. (B)(C)(D)	5.875	06-01-26	265,000	274,938
VMware, Inc. (B)(C)	2.950	08-21-22	320,000	307,453
Technology hardware, storage and peripherals 0.9%
Dell International LLC (C)(D)	6.020	06-15-26	825,000	873,724
Dell International LLC (B)(C)(D)	7.125	06-15-24	85,000	90,525
Dell International LLC (C)(D)	8.350	07-15-46	255,000	313,225
Western Digital Corp.	4.750	02-15-26	338,000	333,141
Materials 3.3%				5,726,595
Chemicals 1.9%
Braskem Finance, Ltd. (D)	7.000	05-07-20	515,000	544,767
Braskem Netherlands Finance BV (B)(C)(D)	4.500	01-10-28	340,000	318,750
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Cydsa SAB de CV (D)	6.250	10-04-27	265,000	$254,731
Mexichem SAB de CV (D)	5.500	01-15-48	315,000	287,044
NOVA Chemicals Corp. (B)(C)(D)	5.000	05-01-25	535,000	514,938
Olin Corp. (B)(C)	5.000	02-01-30	87,000	82,868
Platform Specialty Products Corp. (B)(C)(D)	6.500	02-01-22	427,000	437,675
Syngenta Finance NV (B)(C)(D)	3.698	04-24-20	400,000	400,528
The Chemours Company	6.625	05-15-23	456,000	479,370
Construction materials 0.3%
Cemex SAB de CV (B)(C)(D)	6.125	05-05-25	360,000	372,600
U.S. Concrete, Inc.	6.375	06-01-24	145,000	150,075
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (B)(C)(D)	6.000	02-15-25	215,000	217,419
Klabin Finance SA (B)(C)(D)	4.875	09-19-27	255,000	244,481
Metals and mining 0.7%
Anglo American Capital PLC (D)	4.750	04-10-27	270,000	269,606
Commercial Metals Company (B)(C)	5.375	07-15-27	82,000	79,950
Novelis Corp. (D)	5.875	09-30-26	95,000	94,288
Vale Overseas, Ltd. (B)(C)	6.250	08-10-26	248,000	273,519
Vedanta Resources PLC (D)	6.125	08-09-24	200,000	192,593
Vedanta Resources PLC (B)(C)(D)	6.375	07-30-22	240,000	241,488
Paper and forest products 0.1%
Norbord, Inc. (D)	6.250	04-15-23	255,000	269,905
Real estate 2.6%				4,383,059
Equity real estate investment trusts 2.6%
American Homes 4 Rent LP (C)	4.250	02-15-28	305,000	292,894
American Tower Corp. (C)	3.550	07-15-27	488,000	454,989
American Tower Corp.	4.700	03-15-22	400,000	413,605
Crown Castle Towers LLC (C)(D)	4.883	08-15-40	710,000	732,559
Equinix, Inc.	5.375	05-15-27	205,000	208,588
Iron Mountain, Inc. (D)	4.875	09-15-27	208,000	195,780
Iron Mountain, Inc. (B)(C)	5.750	08-15-24	395,000	390,063
Iron Mountain, Inc. (B)(C)	6.000	08-15-23	247,000	254,410
Omega Healthcare Investors, Inc. (B)(C)	4.500	01-15-25	295,000	286,506
Omega Healthcare Investors, Inc.	4.950	04-01-24	309,000	311,558
Ventas Realty LP (C)	3.500	02-01-25	335,000	321,721
VEREIT Operating Partnership LP	4.600	02-06-24	523,000	520,386
Telecommunication services 5.0%				8,478,073
Diversified telecommunication services 3.7%
AT&T, Inc. (C)	3.875	08-15-21	800,000	813,104
AT&T, Inc. (C)	4.750	05-15-46	287,000	266,737
AT&T, Inc. (C)	5.450	03-01-47	770,000	782,800
Cablevision SA (D)	6.500	06-15-21	180,000	186,975
20	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Cincinnati Bell, Inc. (D)	7.000	07-15-24	355,000	$325,677
GCI, Inc.	6.875	04-15-25	265,000	277,588
Iridium Communications, Inc. (D)	10.250	04-15-23	60,000	62,550
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	205,000	215,788
Radiate Holdco LLC (B)(C)(D)	6.625	02-15-25	245,000	227,238
Radiate Holdco LLC (D)	6.875	02-15-23	87,000	84,173
Sprint Spectrum Company LLC (C)(D)	3.360	03-20-23	227,500	226,674
Telecom Italia Capital SA	7.200	07-18-36	365,000	418,838
Telecom Italia SpA (D)	5.303	05-30-24	250,000	254,625
UPC Holding BV (D)	5.500	01-15-28	205,000	191,163
Verizon Communications, Inc. (C)	4.400	11-01-34	260,000	251,028
Verizon Communications, Inc. (C)	4.672	03-15-55	295,000	269,211
Verizon Communications, Inc. (C)	4.862	08-21-46	830,000	808,271
Verizon Communications, Inc. (C)	5.012	08-21-54	255,000	246,133
West Corp. (B)(C)(D)	8.500	10-15-25	125,000	120,625
Windstream Services LLC	7.750	10-15-20	219,000	187,793
Wireless telecommunication services 1.3%
C&W Senior Financing DAC (B)(C)(D)	6.875	09-15-27	270,000	267,570
CC Holdings GS V LLC	3.849	04-15-23	350,000	347,977
Digicel Group, Ltd. (B)(C)(D)	8.250	09-30-20	385,000	344,094
Digicel, Ltd. (B)(C)(D)	6.750	03-01-23	295,000	269,583
MTN Mauritius Investment, Ltd. (D)	4.755	11-11-24	225,000	216,021
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	230,000	223,745
Sprint Capital Corp.	6.875	11-15-28	305,000	311,100
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28	292,000	280,992
Utilities 5.4%				9,170,760
Electric utilities 2.4%
Abengoa Transmision Sur SA (D)	6.875	04-30-43	247,775	270,694
Duke Energy Corp. (C)	3.550	09-15-21	1,000,000	1,006,167
Electricite de France SA (B)(C)(D)	3.625	10-13-25	260,000	256,268
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (B)(C)(D)(H)	5.250	01-29-23	485,000	486,290
Emera US Finance LP (B)(C)	3.550	06-15-26	183,000	173,676
Empresa Electrica Angamos SA (D)	4.875	05-25-29	360,000	347,359
Exelon Generation Company LLC (C)	4.000	10-01-20	1,000,000	1,013,975
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	185,169
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (C)(H)	6.250	02-01-22	320,000	339,200
Gas utilities 0.1%
AmeriGas Partners LP (B)(C)	5.500	05-20-25	183,000	179,798
Independent power and renewable electricity producers 1.3%
Greenko Dutch BV (B)(C)(D)	4.875	07-24-22	310,000	301,072
IPALCO Enterprises, Inc. (B)(C)	3.700	09-01-24	60,000	58,063
NextEra Energy Capital Holdings, Inc. (B)(C)	3.550	05-01-27	490,000	470,264
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
NextEra Energy Operating Partners LP (B)(C)(D)	4.500	09-15-27	110,000	$102,575
NRG Energy, Inc.	6.250	05-01-24	585,000	604,744
NRG Energy, Inc. (B)(C)	6.625	01-15-27	305,000	314,150
NRG Yield Operating LLC	5.375	08-15-24	266,000	266,333
Multi-utilities 1.6%
Berkshire Hathaway Energy Company (C)	8.480	09-15-28	550,000	760,379
CMS Energy Corp.	5.050	03-15-22	1,000,000	1,051,157
Dominion Energy, Inc. (C)	3.625	12-01-24	1,000,000	983,427
Convertible bonds 0.2% (0.1% of Total investments)				$287,618
(Cost $288,753)
Utilities 0.2%				287,618
Independent power and renewable electricity producers 0.2%

NRG Yield, Inc. (D)	3.250	06-01-20	290,000	287,618
Capital preferred securities 0.4% (0.2% of Total investments)				$648,228
(Cost $552,394)
Financials 0.4%				648,228
Banks 0.2%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (G)(H)	4.000	05-17-18	420,000	365,400
Capital markets 0.2%

State Street Corp. (3 month LIBOR + 1.000%) (C)(G)	3.125	06-01-77	312,000	282,828
Term loans (I) 0.4% (0.2% of Total investments)				$642,580
(Cost $640,953)
Energy 0.1%				195,767
Oil, gas and consumable fuels 0.1%
FTS International, Inc. (1 month LIBOR + 4.750%)	6.651	04-16-21	194,712	195,767
Financials 0.3%				446,813
Capital markets 0.1%
LSF9 Atlantis Holdings LLC (1 month LIBOR + 6.000%)	7.883	05-01-23	147,188	146,268
Insurance 0.2%
Wand Merger Corp. (J)	TBD	04-27-19	80,000	80,000
Wand Merger Corp. (J)	TBD	04-27-19	105,000	105,000
Wand Merger Corp. (J)	TBD	04-27-19	115,545	115,545
Collateralized mortgage obligations 17.9% (11.6% of Total investments)				$30,545,388
(Cost $30,163,827)
Commercial and residential 15.3%				26,191,546
Americold LLC Series 2010-ARTA, Class D (D)	7.443	01-14-29	605,000	649,597
22	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (D)(K)	3.716	04-14-33	490,000	$480,937
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (D)(G)	4.334	03-15-37	214,000	212,525
BBCMS Trust
Series 2015-MSQ, Class D (D)(K)	4.123	09-15-32	480,000	463,919
Series 2015-SRCH, Class D (D)(K)	5.122	08-10-35	370,000	377,158
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-1, Class B2 (F)(K)	3.518	03-25-35	405	105,451
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (1 month LIBOR + 3.000%) (D)(G)	4.887	07-05-33	620,000	622,661
BWAY Mortgage Trust
Series 2015-1740, Class D (D)(K)	3.787	01-10-35	370,000	351,453
Series 2015-1740, Class XA IO (D)	1.023	01-10-35	6,885,000	224,519
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (D)(G)	3.218	03-15-37	200,000	199,498
CD Mortgage Trust Series 2017-CD3, Class C (K)	4.714	02-10-50	435,000	433,090
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(K)	3.912	04-10-28	325,000	321,255
CGDB Commercial Mortgage Trust Series 2017-BIO, Class E (1 month LIBOR + 2.500%) (D)(G)	4.397	05-15-30	100,000	100,484
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (D)(G)	4.047	07-15-32	264,000	264,000
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (D)(G)	4.147	11-15-36	370,000	372,092
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (D)(G)	4.397	07-15-32	126,000	125,855
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (D)(G)	2.997	06-11-32	160,000	160,300
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (D)(G)	3.997	04-15-36	355,000	357,094
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.820	08-15-45	1,887,169	108,691
Series 2012-CR3 Class XA IO	2.040	10-15-45	2,747,328	186,688
Series 2013-CR6, Class XA IO	1.227	03-10-46	2,903,766	96,046
Series 2014-CR16, Class C (K)	5.064	04-10-47	552,000	567,985
Series 2015-CR27, Class B (K)	4.510	10-10-48	235,000	237,313
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (K)	4.934	12-10-44	360,000	368,155
Series 2013-300P, Class D (D)(K)	4.540	08-10-30	620,000	624,340
Series 2013-CR11, Class B (K)	5.327	08-10-50	895,000	933,188
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	23

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-CR13, Class C (K)	4.902	11-10-46	435,000	$442,510
Series 2014-FL4, Class D (1 month LIBOR + 2.450%) (D)(G)	4.346	07-13-31	600,000	598,577
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (D)(G)	4.145	02-13-32	445,000	447,371
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (D)(G)	4.045	08-13-27	775,000	775,118
Core Industrial Trust Series 2015-CALW, Class F (D)(K)	3.979	02-10-34	360,000	349,017
DBJPM Mortgage Trust Series 2017-C6, Class C (K)	4.174	06-10-50	235,000	227,904
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(K)	3.495	12-15-34	345,000	342,897
Series 2015-NRF, Class EFX (D)(K)	3.495	12-15-34	495,000	489,617
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(K)	3.500	11-25-57	211,131	210,736
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (D)(G)	5.147	09-15-34	90,000	90,676
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.407	05-10-45	5,328,186	293,309
Series 2014-NEW, Class C (D)	3.790	01-10-31	165,000	164,997
Series 2016-RENT, Class D (D)(K)	4.202	02-10-29	420,000	418,526
Series 2017-485L, Class C (D)(K)	4.115	02-10-37	240,000	235,986
Series 2017-GS5, Class C (K)	4.299	03-10-50	190,000	187,664
Series 2017-GS6, Class C (K)	4.322	05-10-50	185,000	184,702
Series 2018-CHLL Class D (1 month LIBOR + 1.650%) (D)(G)	3.238	02-15-37	850,000	850,435
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (D)(G)	3.938	02-15-37	155,000	155,069
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.010	05-19-35	4,068,894	153,244
Series 2007-3, Class ES IO (D)	0.350	05-19-47	5,677,203	80,503
Series 2007-4, Class ES IO	0.350	07-19-47	5,915,963	100,154
Series 2007-6, Class ES IO (D)	0.353	08-19-37	4,893,536	76,780
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (D)(G)	3.597	12-15-34	110,000	110,275
IMT Trust Series 2017-APTS, Class CFX (D)(K)	3.613	06-15-34	190,000	183,140
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.129	07-25-35	4,123,609	92,867
Series 2005-AR8, Class AX2 IO	1.112	05-25-35	4,248,527	117,157
Series 2005-AR18, Class 1X IO	1.291	10-25-36	5,580,644	265,611
Series 2005-AR18, Class 2X IO	0.994	10-25-36	4,910,102	41,806
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (D)	1.582	07-05-32	2,766,857	143,805
24	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-PHH, Class C (1 month LIBOR + 2.350%) (D)(G)	4.247	08-15-27	760,000	$759,999
Series 2015-SGP, Class B (1 month LIBOR + 2.750%) (D)(G)	4.647	07-15-36	360,000	361,917
Series 2016-JP3, Class C (K)	3.620	08-15-49	183,000	168,967
MAD Mortgage Trust Series 2017-330M, Class D (D)(K)	4.108	08-15-34	245,000	238,781
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class 300D	5.279	08-15-31	380,000	388,501
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (D)(K)	4.438	09-09-32	1,050,000	1,047,109
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(G)	3.297	11-15-34	354,000	354,778
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	465,000	460,421
MSDB Trust Series 2017-712F, Class C (D)(K)	3.749	07-11-39	60,000	57,595
MSSG Trust
Series 2017-237P, Class D (D)	3.864	09-13-39	135,000	125,987
Series 2017-237P, Class E (D)	3.864	09-13-39	200,000	182,444
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(K)	3.917	11-15-32	100,000	96,835
Series 2018-ALXA, Class C (D)(K)	4.460	01-15-43	175,000	175,318
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	187,118
TMSQ Mortgage Trust Series 2011-1500, Class D (D)(K)	3.963	10-10-36	340,000	317,516
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	424,230
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (D)	1.495	05-10-63	3,503,724	158,334
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(K)	4.079	12-13-29	612,000	610,593
VNDO Trust Series 2016-350P, Class D (D)(K)	4.033	01-10-35	455,000	436,263
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(K)	2.800	03-18-28	935,000	918,947
Series 2013-BTC, Class E (D)(K)	3.668	04-16-35	620,000	582,421
Series 2015-LC22, Class B (K)	4.693	09-15-58	295,000	305,362
Series 2017-RB1, Class C (K)	4.311	03-15-50	235,000	230,627
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (D)(G)	3.672	12-15-34	120,000	120,664
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (D)	2.053	11-15-45	3,926,015	270,163
Series 2013-C15, Class B (K)	4.630	08-15-46	155,000	158,563
Series 2013-C16, Class B (K)	5.195	09-15-46	265,000	277,346
U.S. Government Agency 2.6%				4,353,842
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (G)	3.897	12-25-28	280,000	284,786
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	25

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K005, Class AX IO	1.535	11-25-19	2,242,782	$41,157
Series K017, Class X1 IO	1.491	12-25-21	3,790,237	149,923
Series K018, Class X1 IO	1.509	01-25-22	3,396,168	136,132
Series K021, Class X1 IO	1.593	06-25-22	936,853	46,350
Series K022, Class X1 IO	1.371	07-25-22	3,825,496	166,584
Series K707, Class X1 IO	1.647	12-25-18	2,255,943	12,005
Series K709, Class X1 IO	1.633	03-25-19	3,092,628	28,389
Series K710, Class X1 IO	1.860	05-25-19	3,266,569	40,886
Series K718, Class X1 IO	0.762	01-25-22	16,410,534	331,742
Government National Mortgage Association
Series 2012-114, Class IO	0.802	01-16-53	1,519,271	83,584
Series 2016-142, Class IO	0.994	09-16-58	1,498,167	124,516
Series 2016-162, Class IO	0.996	09-16-58	3,270,935	268,407
Series 2016-174, Class IO	0.899	11-16-56	2,117,411	163,801
Series 2016-87, Class IO	1.006	08-16-58	2,017,096	157,640
Series 2017-109, Class IO	0.611	04-16-57	2,590,849	151,150
Series 2017-124, Class IO	0.705	01-16-59	3,267,261	219,832
Series 2017-135, Class IO	0.840	10-16-58	2,103,188	150,682
Series 2017-140, Class IO	0.609	02-16-59	1,921,465	126,625
Series 2017-20, Class IO	0.749	12-16-58	4,040,907	256,247
Series 2017-22, Class IO	1.047	12-16-57	1,438,169	127,589
Series 2017-3, Class IO	0.908	09-16-58	3,756,376	266,838
Series 2017-46, Class IO	0.619	11-16-57	3,056,192	186,185
Series 2017-61, Class IO	0.767	05-16-59	1,826,007	142,256
Series 2017-74, Class IO	0.780	09-16-58	3,372,689	209,257
Series 2018-35, Class IO	0.523	03-16-60	3,145,358	188,158

Series 2018-43, Class IO	0.577	05-16-60	4,855,861	293,121
Asset backed securities 7.3% (4.8% of Total investments)				$12,492,267
(Cost $12,574,760)
Asset backed securities 7.3%				12,492,267
Ally Auto Receivables Trust Series 2018-1, Class A3	2.310	06-15-22	260,000	257,737
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	900,000	891,064
Applebee's Funding LLC Series 2014-1, Class A2 (D)	4.277	09-05-44	995,000	972,055
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	624,000	626,696
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.539	01-20-23	990,000	978,073
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (D)	4.474	03-20-43	395,510	395,621
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	330,000	329,181
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	376,200	384,105
26	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (G)	2.495	03-28-35	228,000	$221,622
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	20,408	13,403
Countrywide Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.684	02-25-35	221,635	220,608
DB Master Finance LLC
Series 2015-1A, Class A2II (D)	3.980	02-20-45	480,150	481,975
Series 2017-1A, Class A2I (D)	3.629	11-20-47	119,700	117,478
Series 2017-1A, Class A2II (D)	4.030	11-20-47	144,638	142,871
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	580,613	575,381
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	497,250	507,861
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	143,550	143,639
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	415,000	410,341
Hyundai Auto Lease Securitization Trust Series 2018-A, Class A3 (D)	2.810	04-15-21	365,000	363,903
John Deere Owner Trust Series 2018-A, Class A3	2.660	04-18-22	175,000	174,133
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (G)	2.606	10-27-42	194,963	191,024
MVW Owner Trust Series 2014-1A, Class A (D)	2.250	09-22-31	69,483	67,947
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 (D)	3.220	02-15-23	105,000	104,649
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	157,064	156,079
Series 2018-PLS2, Class A (D)	3.265	02-25-23	221,853	220,750
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	360,000	356,534
Santander Drive Auto Receivables Trust Series 2018-2, Class C	3.350	07-17-23	195,000	194,238
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	212,842	214,366
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	508,563	510,673
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(K)	3.555	10-25-53	125,000	126,810
Series 2015-2, Class 1M2 (D)(K)	3.579	11-25-60	300,000	307,806
Series 2017-2, Class A1 (D)(K)	2.750	04-25-57	124,956	123,124
Series 2018-1, Class A1 (D)(K)	3.000	01-25-58	218,027	215,531
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	247,917	247,097
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	199,667	199,367
Westgate Resorts LLC
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	27

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2014-1A, Class A (D)	2.150	12-20-26	231,183	$229,777
Series 2014-1A, Class B (D)	3.250	12-20-26	154,521	154,279
Series 2015-1A, Class A (D)	2.750	05-20-27	95,507	95,050
Series 2015-2A, Class B (D)	4.000	07-20-28	163,578	163,272
Series 2016-1A, Class A (D)	3.500	12-20-28	166,183	165,759
Series 2017-1A, Class A (D)	3.050	12-20-30	242,584	240,388

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$559,200
(Cost $515,695)
Energy 0.3%		559,200
Oil, gas and consumable fuels 0.3%

Royal Dutch Shell PLC, ADR, Class A (B)(C)	8,000	559,200
Preferred securities 1.8% (1.2% of Total investments)		$3,072,485
(Cost $3,064,493)
Consumer staples 0.3%		565,625
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (D)	6,250	565,625
Financials 0.5%		910,228
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.624% (G)	24,985	664,351
Wells Fargo & Company, Series L, 7.500%	192	245,877
Real estate 0.5%		758,087
Equity real estate investment trusts 0.5%
Crown Castle International Corp., Series A, 6.875%	740	758,087
Utilities 0.5%		838,545
Multi-utilities 0.5%
Dominion Energy, Inc., 6.750%	13,140	603,652
DTE Energy Company, 6.500%	4,475	234,893

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$153
(Cost $0)
Smurfit-Stone Container Corp. (F)(L)	8.000	03-15-17	245,000	153

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.2% (2.7% of Total investments)				$7,161,000
(Cost $7,161,000)
U.S. Government Agency 3.9%				6,739,000
Federal Home Loan Bank Discount Note	1.580	05-01-18	6,739,000	6,739,000

28	JOHN HANCOCK INCOME SECURITIES TRUST | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase agreement 0.3%		422,000
Repurchase Agreement with State Street Corp. dated 4-30-18 at 0.740% to be repurchased at $422,009 on 5-1-18, collateralized by $450,000 U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $433,715, including interest)	422,000	422,000

Total investments (Cost $264,343,163) 153.7%	$262,639,021
Other assets and liabilities, net (53.7%)	(91,715,792)
Total net assets 100.0%	$170,923,229

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	A portion of this security is on loan as of 4-30-18, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 4-30-18 was $103,785,717. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $40,978,457.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,782,584 or 42.6% of the fund's net assets as of 4-30-18.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 4-30-18, the aggregate cost of investments for federal income tax purposes was $265,980,645. Net unrealized depreciation aggregated to $3,341,624, of which $3,692,493 related to gross unrealized appreciation and $7,034,117 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	29

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-18 (unaudited)

Assets
Investments, at value (Cost $264,343,163)	$262,639,021
Cash	8,548
Receivable for investments sold	771,189
Receivable for delayed delivery securities sold	2,030,938
Dividends and interest receivable	2,430,615
Other receivables and prepaid expenses	31,904
Total assets	267,912,215
Liabilities
Liquidity agreement	91,300,000
Payable for investments purchased	1,321,120
Payable for delayed delivery securities purchased	4,071,527
Interest payable	189,939
Payable to affiliates
Accounting and legal services fees	28,911
Trustees' fees	433
Other liabilities and accrued expenses	77,056
Total liabilities	96,988,986
Net assets	$170,923,229
Net assets consist of
Paid-in capital	$175,504,067
Undistributed net investment income	471,440
Accumulated net realized gain (loss) on investments	(3,348,136)
Net unrealized appreciation (depreciation) on investments	(1,704,142)
Net assets	$170,923,229

Net asset value per share
Based on 11,646,585 shares of beneficial interest outstanding — unlimited number of shares authorized with no par value	$14.68

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       30

STATEMENT OF OPERATIONS  For the six months ended 4-30-18 (unaudited)

Investment income
Interest	$5,777,916
Dividends	119,482
Less foreign taxes withheld	(3,571)
Total investment income	5,893,827
Expenses
Investment management fees	693,785
Interest expense	1,012,715
Accounting and legal services fees	28,850
Transfer agent fees	40,238
Trustees' fees	22,772
Printing and postage	33,636
Professional fees	31,483
Custodian fees	12,851
Stock exchange listing fees	11,805
Other	5,159
Total expenses	1,893,294
Less expense reductions	(11,334)
Net expenses	1,881,960
Net investment income	4,011,867
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	99,975
99,975
Change in net unrealized appreciation (depreciation) of
Investments	(9,998,130)
(9,998,130)
Net realized and unrealized loss	(9,898,155)
Decrease in net assets from operations	($5,886,288)

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       31

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-18	Year ended 10-31-17
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,011,867	$8,702,071
Net realized gain	99,975	1,132,390
Change in net unrealized appreciation (depreciation)	(9,998,130)	510,844
Increase (decrease) in net assets resulting from operations	(5,886,288)	10,345,305
Distributions to shareholders
From net investment income	(4,563,132)	(9,432,571)
From fund share transactions
Total increase (decrease)	(10,449,420)	912,734
Net assets
Beginning of period	181,372,649	180,459,915
End of period	$170,923,229	$181,372,649
Undistributed net investment income	$471,440	$1,022,705
Share activity
Shares outstanding
Beginning of period	11,646,585	11,646,585
End of period	11,646,585	11,646,585

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       32

STATEMENT OF CASH FLOWS For the six months ended 4-30-18 (unaudited)

Cash flows from operating activities
Net decrease in net assets from operations	$(5,886,288)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(88,818,462)
Long-term investments sold	90,796,301
Increase in short-term investments	(2,181,000)
Net amortization of premium (discount)	588,455
Decrease in receivable for investments sold	12,758,494
Decrease in receivable for delayed delivery securities sold	304,100
Decrease in dividends and interest receivable	54,709
Increase in other receivables and prepaid assets	(8,372)
Increase in payable for investments purchased	90,046
Decrease in payable for delayed delivery securities purchased	(13,150,114)
Increase in interest payable	45,421
Increase in payable to affiliates	25,143
Decrease in other liabilities and accrued expenses	(23,218)
Net change in unrealized (appreciation) depreciation on investments	9,998,130
Net realized gain on investments	(99,975)
Net cash provided by operating activities	$4,493,370
Cash flows from financing activities
Distributions to common shareholders	$(4,563,132)
Net cash used in financing activities	$(4,563,132)
Net decrease in cash	$(69,762)
Cash at beginning of period	$78,310
Cash at end of period	$8,548
Supplemental disclosure of cash flow information
Cash paid for interest	$967,294

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       33

Financial highlights

COMMON SHARES Period Ended	4-30-18[1]		10-31-17	10-31-16	10-31-15	10-31-14	10-31-13
Per share operating performance
Net asset value, beginning of period	$15.57		$15.49	$15.14	$15.84	$15.37	$15.88
Net investment income[2]	0.34		0.75	0.79	0.81	0.86	0.91
Net realized and unrealized gain (loss) on investments	(0.84)		0.14	0.41	(0.62)	0.56	(0.39)
Total from investment operations	(0.50)		0.89	1.20	0.19	1.42	0.52
Less distributions to common shareholders
From net investment income	(0.39)		(0.81)	(0.85)	(0.90)	(0.95)	(1.03)
Anti-dilutive impact of repurchase plan	—		—	—	0.01 [3]	—	—
Net asset value, end of period	$14.68		$15.57	$15.49	$15.14	$15.84	$15.37
Per share market value, end of period	$13.61		$14.81	$14.26	$13.86	$14.29	$14.28
Total return at net asset value (%)[4,5]	(3.17	) [6]	6.28	8.52	1.84	10.02	3.51
Total return at market value (%)[5]	(5.62	) [6]	9.82	9.20	3.28	6.83	(7.61)
Ratios and supplemental data
Net assets applicable to common shares, end of period (in millions)	$171		$181	$180	$176	$186	$181
Ratios (as a percentage of average net assets):
Expenses before reductions	2.17	[7]	1.82	1.58	1.45	1.33	1.35
Expenses including reductions[8]	2.15	[7]	1.81	1.57	1.43	1.32	1.35
Net investment income	4.59	[7]	4.87	5.24	5.22	5.50	5.81
Portfolio turnover (%)	34		47	43	51	52	60
Senior securities
Total debt outstanding end of period (in millions)	$91		$91	$91	$91	$91	$90
Asset coverage per $1,000 of debt[9]	$2,872		$2,987	$2,977	$2,932	$3,037	$2,999

[1]	Six months ended 4-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The repurchase plan was completed at an average repurchase price of $13.86 for 96,519 shares, which equals $1,338,116 in redemptions for the year ended 10-31-15.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Total return based on net asset value reflects changes in the fund's net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that distributions from income, capital gains and tax return of capital, if any, were reinvested.
[6]	Not annualized.
[7]	Annualized.
[8]	Expenses including reductions excluding interest expense were 0.99% (annualized), 0.99%, 1.02%, 1.01%, 1.00% and 1.01% for the periods ended 4-30-18, 10-31-17, 10-31-16, 10-31-15, 10-31-14 and 10-31-13, respectively.
[9]	Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 8). As debt outstanding changes, the level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       34

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Securities Trust (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       35

The following is a summary of the values by input classification of the fund's investments as of April 30, 2018, by major security category or type:

	Total value at 4-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$59,489,300	—	$59,489,300	—
Foreign government obligations	2,065,623	—	2,065,623	—
Corporate bonds	145,675,179	—	145,675,179	—
Convertible bonds	287,618	—	287,618	—
Capital preferred securities	648,228	—	648,228	—
Term loans	642,580	—	642,580	—
Collateralized mortgage obligations	30,545,388	—	30,439,937	$105,451
Asset backed securities	12,492,267	—	12,492,267	—
Common stocks	559,200	$559,200	—	—
Preferred securities	3,072,485	1,748,773	1,323,712	—
Escrow certificates	153	—	—	153
Short-term investments	7,161,000	—	7,161,000	—
Total investments in securities	$262,639,021	$2,307,973	$260,225,444	$105,604

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       36

reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a tax return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign investing. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. Estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes, less any amounts reclaimable.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Overdrafts. Pursuant to the custodian agreement, the fund's custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       37

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of October 31, 2017, the fund has a capital loss carryforward of $1,691,800 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of October 31, 2017:

Capital loss carryforward expiring October 31	No expiration date
2018	Short term	Long term
$436,296	$123,556	$1,131,948

As of October 31, 2017, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of a capital loss carryforward and amortization and accretion on debt securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund's Statement of assets and liabilities and represents the cash on hand at the fund's custodian and does not include any short-term investments.

Note 3 — Guarantees and indemnifications

Under the fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150 million of the fund's average daily managed assets (net assets plus borrowings under the Liquidity Agreement (see Note 8), (b) 0.375% of the next $50 million of the fund's average daily managed assets, (c) 0.350% of the next $100 million of the fund's average

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       38

daily managed assets and (d) 0.300% of the fund's average daily managed assets in excess of $300 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2018, this waiver amounted to 0.01% of the fund's average daily managed assets (on annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $11,334 for the six months ended April 30, 2018.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2018 were equivalent to a net annual effective rate of 0.51% of the fund's average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended April 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. These Trustees receive from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

On March 12, 2015, the Board of Trustees approved a share repurchase plan, which is subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market, up to 10% of its outstanding common shares as of December 31, 2017. The current share repurchase plan will remain in effect between January 1, 2018 to December 31, 2018. During the six months ended April 30, 2018 and for the year ended October 31, 2017, there was no activity under the share repurchase plan.

Note 6 — Leverage risk

The fund utilizes a Liquidity Agreement to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the Liquidity Agreement and have potential to benefit or be disadvantaged from the use of leverage. The Advisor's fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund's assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

•	the likelihood of greater volatility of NAV and market price of common shares;
•	fluctuations in the interest rate paid for the use of the Liquidity Agreement;
•	increased operating costs, which may reduce the fund's total return;
•	the potential for a decline in the value of an investment acquired through leverage, while the fund's obligations under such leverage remains fixed; and
•	the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.
SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       39

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived. The use of securities lending to obtain leverage in the fund's investments may subject the fund to greater risk of loss than would reinvestment of collateral in short-term highly rated investments.

In addition to the risks created by the fund's use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Liquidity Agreement is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund's ability to generate income from the use of leverage would be adversely affected.

Note 7 — Liquidity agreement

The fund has entered into a Liquidity Agreement (LA) with State Street Bank and Trust Company (SSB) that allows it to borrow or otherwise access up to $91.3 million (maximum facility amount) through a line of credit, securities lending and reverse repurchase agreements. The amounts outstanding at April 30, 2018 are shown in the Statement of assets and liabilities as the Liquidity agreement.

The fund pledges its assets as collateral to secure obligations under the LA. The fund retains the risks and rewards of the ownership of assets pledged to secure obligations under the LA and makes these assets available for securities lending and reverse repurchase transactions with SSB acting as the fund's authorized agent for these transactions. All transactions initiated through SSB are required to be secured with cash collateral received from the securities borrower (the Borrower) or cash is received from the reverse repurchase agreement (Reverse Repo) counterparties. Securities lending transactions will be secured with cash collateral in amounts at least equal to 100% of the market value of the securities utilized in these transactions. Cash received by SSB from securities lending or Reverse Repo transactions is credited against the amounts borrowed under the line of credit.

Upon return of securities by the Borrower or Reverse Repo counterparty, SSB will return the cash collateral to the Borrower or proceeds from the Reverse Repo, as applicable, which will eliminate the credit against the line of credit and will cause the drawdowns under the line of credit to increase by the amounts returned. Income earned on the loaned securities is retained by SSB, and any interest due on the reverse repurchase agreements is paid by SSB.

SSB has indemnified the fund for certain losses that may arise if the Borrower or a Reverse Repo Counterparty fails to return securities when due. With respect to securities lending transactions, upon a default of the securities borrower, SSB uses the collateral received from the Borrower to purchase replacement securities of the same issue, type, class and series. If the value of the collateral is less than the purchase cost of replacement securities, SSB is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any of the fund's losses on the reinvested cash collateral. Although the risk of the loss of the securities is mitigated by receiving collateral from the Borrower or proceeds from the Reverse Repo counterparty and through SSB indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the Borrower or Reverse Repo counterparty fails to return the securities on a timely basis.

Under normal circumstances, interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.60%, is payable monthly on the aggregate balance of the drawdowns outstanding under the LA. As of April 30, 2018, the fund had an aggregate balance of $91,300,000 at an interest rate of 2.51%, which is reflected in the Liquidity agreement on the Statement of assets and liabilities. During the six months ended April 30, 2017, the average balance of the LA and the effective average interest rate were $91,300,000 and 2.24%, respectively.

After the six month anniversary of the effective date of the agreement, the fund may terminate the LA with 60 days' notice. If certain asset coverage and collateral requirements, or other covenants are not met, the LA could be deemed in default and result in termination. Absent a default or facility termination event, SSB is required to provide the fund with 360 days' notice prior to terminating the LA.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       40

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $62,028,312 and $60,842,246 respectively, for the six months ended April 30, 2018. Purchases and sales of U.S. Treasury obligations aggregated $26,790,150 and $29,954,055, respectively, for the six months ended April 30, 2018.

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       41

ADDITIONAL INFORMATION

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, common shares of which were initially offered to the public on February 14, 1973, and are publicly traded on the New York Stock Exchange (the NYSE). The fund's investment objective is to generate a high level of current income consistent with prudent investment risk. There can be no assurance that the fund will achieve its investment objective. The fund utilizes a credit facility agreement to increase its assets available for investments.

Under normal circumstances, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in income securities, consisting of the following: (i) marketable corporate debt securities, (ii) governmental obligations and (iii) cash and commercial paper. The fund will notify shareholders at least 60 days prior to any change in this 80% investment policy. The fund may invest up to 20% of its total assets in income-producing preferred securities and common stocks.

Dividends and distributions

During the six months ended April 30, 2018, distributions from net investment income totaling $0.3918 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Payment date	Income distributions
December 29, 2017	$0.2181
March 29, 2018	0.1737
Total	$0.3918

Shareholder meeting

The fund held its Annual Meeting of Shareholders on Friday, February 2, 2018. The following proposal was considered by the shareholders:

Proposal: To elect thirteen (13) Trustees to serve until their respective successors have been duly elected and qualified.

	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
Charles L. Bardelis	9,510,959.227	295,807.329
Peter S. Burgess	9,527,206.522	279,560.034
William H. Cunningham	9,520,099.522	286,667.034
Grace K. Fey	9,520,045.993	286,720.563
Theron S. Hoffman	9,520,784.522	285,982.034
Deborah C. Jackson	9,507,668.255	299,098.301
Hassell H. McClellan	9,515,428.522	291,338.034
James M. Oates	9,517,166.522	289,600.034
Steven R. Pruchansky	9,491,184.227	315,582.329
Gregory A. Russo	6,281,903.227	3,524,863.329
Non-Independent Trustee
Andrew G. Arnott	9,493,085.255	313,681.301
James R. Boyle[1]	9,519,321.698	287,444.858
Warren A. Thomson	9,465,123.255	341,643.301

1 As of March 22, 2018, Mr. Boyle is considered an Independent Trustee

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Computershare Shareowner Services, LLC

Legal counsel

K&L Gates LLP

Stock symbol

Listed New York Stock Exchange: JHS

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

You can also contact us:
800-852-0218 jhinvestments.com	Regular mail: Computershare P.O. Box 505000 Louisville, KY 40233	Express mail: Computershare 462 South 4th Street, Suite 1600 Louisville, KY 40202

SEMIANNUAL REPORT   |   JOHN HANCOCK INCOME SECURITIES TRUST       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport Long/Short

Technical Opportunities

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-852-0218, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Advisers, LLC 601 Congress Street ■ Boston, MA 02210-2805 800-852-0218 ■ jhinvestments.com
MF450494	P6SA 4/18 6/18

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.
(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans
Nov-17	-	-	-	1,164,659
Dec-17	-	-	-	1,164,659
Jan-18	-	-	-	1,164,659*
Feb-18	-	-	-	1,164,659
Mar-18	-	-	-	1,164,659
Apr-18	-	-	-	1,164,659
Total	-	-

*In March 2015, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2017. The current share plan will remain in effect between January 31, 2018 and December 31, 2018.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activities. See Note 7 to financial statements in Item 1.

ITEM 13. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 18, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 18, 2018